Employee Benefit Plans - Amounts Recognized in Other Comprehensive (Gain) Loss (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended
	Jun. 28, 2014	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Jun. 28, 2014 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Pension Benefits [Member]	Dec. 29, 2012 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]	Dec. 28, 2013 Pension Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Pension Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Pension Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 28, 2013 Other Benefits [Member]	Dec. 29, 2012 Other Benefits [Member]	Dec. 31, 2011 Other Benefits [Member]	Dec. 28, 2013 Other Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2012 Other Benefits [Member] Continental Cement Company, L.L.C. [Member]	Dec. 31, 2011 Other Benefits [Member] Continental Cement Company, L.L.C. [Member]
Amounts recognized in other comprehensive (gain) loss:
Net actuarial (gain) loss									$ (2,838)	$ 2,444	$ 4,066	$ (2,838)	$ 2,444	$ 4,066	$ (1,048)	$ 1,597	$ 3,390	$ (1,048)	$ 1,597	$ 3,390
Prior service cost															180		(1,705)	180		(1,705)
Amortization of prior year service cost																180			180
Amortization of (gain) loss									(387)	(261)	(5)	(387)	(261)	(5)	(314)	(312)	(71)	(314)	(312)	(71)
Total amount recognized	$ (2,164)	$ (4,407)	$ 3,648	$ 5,675	$ (2,164)	$ (4,407)	$ 3,648	$ 5,675	$ (3,225)	$ 2,183	$ 4,061	$ (3,225)	$ 2,183	$ 4,061	$ (1,182)	$ 1,465	$ 1,614	$ (1,182)	$ 1,465	$ 1,614